Investments (Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 23,665,628	¥ 20,557,118
Agency mortgage-backed securities | Debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	[1]	888,414	842,797
Certificates of deposit ("CDs") and Asset-Backed Securities ("ABS") | Japanese government and corporate debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		106,101	155,138
CDs, ABS, and collateral loan obligations ("CLO") | Foreign government and corporate debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		313,164	258,059
Foreign agency mortgage-backed securities | Agency mortgage-backed securities | Debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		742,565	708,557
Japanese agency mortgage-backed securities | Agency mortgage-backed securities | Debt securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities		¥ 145,849	¥ 134,240

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥708,557 million and ¥134,240 million, respectively, at March 31, 2017, and ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.